Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000237974 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000237974 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000237974 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254986 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000254986 [Member] | Money Market Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183146 [Member] | Alpha Architect International Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000183146 [Member] | Alpha Architect International Quantitative Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000183146 [Member] | Alpha Architect US Quantitative Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000183146 [Member] | Alpha Architect US Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000183146 [Member] | Value ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000183146 [Member] | Momentum ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000183146 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238196 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238196 [Member] | Intermediate US Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000238196 [Member] | Commodities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000238196 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000143789 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000143789 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143789 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000143789 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143789 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143789 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143789 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143789 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143789 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143789 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000143787 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000143787 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143787 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143787 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143787 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143787 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238588 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.90%
C000238588 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
C000143788 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000143788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000143788 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143788 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143786 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000143786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000143786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143786 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000143786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000143786 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000264158 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000264158 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000264158 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000264158 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264158 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000264158 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264158 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264158 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264158 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264158 [Member] | Meta Platforms, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264158 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264158 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000264158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000264158 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264158 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000264158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000264158 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000264158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000264158 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000264158 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264158 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000267085 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000267085 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000267085 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267085 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000267085 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000267085 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000267085 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267085 [Member] | State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000267085 [Member] | Alpha Architect US Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267085 [Member] | Carvana Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267085 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000267085 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000267085 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000267085 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000267085 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000267085 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000267085 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000267085 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000267085 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000267085 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267085 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000267085 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000254981 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000254981 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000254981 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000254981 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254981 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254981 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254981 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254981 [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254981 [Member] | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254981 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000254981 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254981 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000254981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000254981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000254981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000254981 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000254981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000254981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000254981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000254981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000254981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254981 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%